Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Summary of revenue by Group's reportable segments
The following table presents revenue by the Group’s reportable segments:

	Hardware Revenue
	Stand Alone $’000	Distributed Chargers $’000	Other $’000	Total Hardware Revenue $’000	Service and Maintenance Revenue $’000	Total Revenue $’000
Year Ended June 30, 2020
Revenue	13,817	27,431	230	41,478	5,491	46,969
Cost of goods sold	(13,682)	(31,867)	(256)	(45,805)	(2,138)	(47,943)

Segment gross profit/(loss)	135	(4,436)	(26)	(4,327)	3,353	(974)

Year Ended June 30, 2021
Revenue	20,084	32,974	504	53,562	2,595	56,157
Cost of goods sold	(21,099)	(33,718)	(371)	(55,188)	(2,873)	(58,061)

Segment gross profit/(loss)	(1,015)	(744)	133	(1,626)	(278)	(1,904)

Year Ended June 30, 2022
Revenue	52,072	26,603	2,157	80,832	4,989	85,821
Cost of goods sold	(51,907)	(28,597)	(1,879)	(82,383)	(3,778)	(86,161)

Segment gross profit/(loss)	165	(1,994)	278	(1,551)	1,211	(340)

Summary of reconciliation of loss from operations and segment gross margin
The following table reconciles segment gross (loss) to loss from operations and a calculation of segment gross margin:

	Group
	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000	Year Ended June 30, 2020 $’000
Revenue	85,821	56,157	46,969
Cost of goods sold	(86,161)	(58,061)	(47,943)
Segment gross (loss)	(340)	(1,904)	(974)
Selling, general and administration expense	(74,323)	(31,624)	(23,615)
Product development expense	(14,031)	(10,521)	(9,548)
Foreign exchange gain/(loss)	(4,208)	(1,436)	(231)

Total operating costs and expenses	(92,562)	(43,581)	(33,394)

Segment gross (loss)	(340)	(1,904)	(974)
Revenue	85,821	56,157	46,969

Segment gross margin	(0.4%)	(3.4%)	(2.1%)

Summary of revenue and long-lived assets by geographic area
The following table presents the Group’s revenue by geographic area based on the entity that has entered the external contract to supply the product and services. The entity’s geographical area is based on the place of incorporation.

	Group
	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000	Year Ended June 30, 2020 $’000
Australia	12,735	5,044	10,420
United States	33,174	12,730	5,802
The Netherlands	39,912	38,383	30,747

Total revenue	85,821	56,157	46,969

The following table presents long-lived assets by geographic area on the same basis as detailed above:

	Group
	Year Ended June 30, 2022 $’000	Year Ended June 30, 2021 $’000
Australia	18,709	16,138
United States	16,290	2,754
The Netherlands	792	5,109

Total long-lived assets	35,791	24,001